Financial risk management, objective and policies - Liquidity risk (Details) - Liquidity risk - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Financial risk management, objective and policies
Carrying Amount	₨ 5,440,595	₨ 8,108,667
Contractual Cash Flows	5,799,231	8,150,883
Year 1
Financial risk management, objective and policies
Contractual Cash Flows	4,985,581	8,121,074
Years 2 - 5
Financial risk management, objective and policies
Contractual Cash Flows	580,016	29,809
More than five years
Financial risk management, objective and policies
Contractual Cash Flows	233,634
Vehicle loan
Financial risk management, objective and policies
Carrying Amount	14,413	39,208
Contractual Cash Flows	15,932	44,061
Vehicle loan | Year 1
Financial risk management, objective and policies
Contractual Cash Flows	8,051	18,420
Vehicle loan | Years 2 - 5
Financial risk management, objective and policies
Contractual Cash Flows	7,881	25,641
Lease liabilities
Financial risk management, objective and policies
Carrying Amount	539,628	4,103
Contractual Cash Flows	896,745	4,605
Lease liabilities | Year 1
Financial risk management, objective and policies
Contractual Cash Flows	118,750	3,534
Lease liabilities | Years 2 - 5
Financial risk management, objective and policies
Contractual Cash Flows	544,361	1,071
Lease liabilities | More than five years
Financial risk management, objective and policies
Contractual Cash Flows	233,634
Trade and other payables
Financial risk management, objective and policies
Carrying Amount	2,887,144	5,268,046
Contractual Cash Flows	2,887,144	5,268,046
Trade and other payables | Year 1
Financial risk management, objective and policies
Contractual Cash Flows	2,859,370	5,264,949
Trade and other payables | Years 2 - 5
Financial risk management, objective and policies
Contractual Cash Flows	27,774	3,097
Term Loan
Financial risk management, objective and policies
Carrying Amount		335,752
Contractual Cash Flows		372,613
Term Loan | Year 1
Financial risk management, objective and policies
Contractual Cash Flows		372,613
Bank overdraft
Financial risk management, objective and policies
Carrying Amount	719,141	797,343
Contractual Cash Flows	719,141	797,343
Bank overdraft | Year 1
Financial risk management, objective and policies
Contractual Cash Flows	719,141	797,343
Invoice Discounting
Financial risk management, objective and policies
Carrying Amount	251,903
Contractual Cash Flows	251,903
Invoice Discounting | Year 1
Financial risk management, objective and policies
Contractual Cash Flows	251,903
Other current liabilities
Financial risk management, objective and policies
Carrying Amount	1,028,366	1,664,215
Contractual Cash Flows	1,028,366	1,664,215
Other current liabilities | Year 1
Financial risk management, objective and policies
Contractual Cash Flows	₨ 1,028,366	₨ 1,664,215